                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                          AIM MID CAP CORE EQUITY FUND

                        Supplement dated August 20, 2003
                       to the Prospectus dated May 1, 2003
                         as supplemented August 14, 2003



Effective August 20, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

         "PORTFOLIO MANAGER(S)

         The advisor uses a team approach to investment management. The individual member(s) of the team who is primarily responsible for the management of the fund's portfolio is

         o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

                            INSTITUTIONAL CLASSES OF

                              AIM BASIC VALUE FUND
                          AIM MID CAP CORE EQUITY FUND
                            AIM SMALL CAP GROWTH FUND

                        Supplement dated August 20, 2003
                       to the Prospectus dated May 1, 2003
                         as supplemented August 14, 2003

This supplement supercedes and replaces in its entirety the supplement dated August 14, 2003.

Effective August 20, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - MID CAP CORE EQUITY" on page 8 of the Prospectus:

         "MID CAP CORE EQUITY

         o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

                  He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

   SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE      WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                      INVESCO FUNDS:                                FOLLOWING CLASSES OF THE AIM FUNDS:
   -----------------------------------------------------      ------------------------------------------------
o   Investor Class Shares                                     o   Class A Shares of Category I and II AIM
                                                                  Funds and AIM Tax-Exempt Cash Fund
o   Class A Shares(1)
                                                              o   Class A3 Shares of all AIM Funds

                                                              o   AIM Cash Reserve Shares of AIM Money Market
                                                                  Fund
--------------------------------------------------------      ------------------------------------------------

o   Class B Shares                                            o   Class B Shares of all AIM Funds, with the
                                                                  exception of AIM Floating Rate Fund

--------------------------------------------------------      ------------------------------------------------

o   Class C Shares                                            o   Class C Shares of all AIM Funds, with the
                                                                  exception of AIM Floating Rate Fund

--------------------------------------------------------      ------------------------------------------------

o   Institutional Class Shares                                o   Institutional Class Shares of all AIM Retail
                                                                  Funds

--------------------------------------------------------      ------------------------------------------------

o   Class K Shares                                            o   There is currently no like class of shares
                                                                  offered by the AIM Funds

--------------------------------------------------------      ------------------------------------------------

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

 SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE        WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                      AIM FUNDS:                                     FOLLOWING CLASSES OF THE INVESCO FUNDS:
------------------------------------------------------        ------------------------------------------------
o   Class A Shares of all AIM Funds, with the                 o   Class A Shares of all INVESCO Funds(2)
    exception of Class A Shares of Category III
    Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

------------------------------------------------------        ------------------------------------------------

o   Class B Shares of all AIM Funds                           o   Class B Shares of all INVESCO Funds

------------------------------------------------------        ------------------------------------------------

o   Class C Shares of all AIM Funds                           o   Class C Shares of all INVESCO Funds

------------------------------------------------------        ------------------------------------------------

o   Institutional Class Shares of all AIM Retail Funds        o   Institutional Class Shares of all INVESCO
                                                                  Funds

------------------------------------------------------        ------------------------------------------------

o   Class R Shares                                            o   There is currently no like class of shares
                                                                  offered by the INVESCO Funds

------------------------------------------------------        ------------------------------------------------

--------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.